Operating Segment Information - Reportable Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of Operating Segments [Line Items]
Operating revenues	$ 176,820,914	$ 6,297,041	$ 148,201,641	$ 151,252,571
Segment net income (loss), net of tax	20,851,667	742,581	4,576,250	3,247,797
Acquisition of property, plant and equipment	26,345,302	938,223	16,518,483	19,590,075
Depreciation	46,163,693	1,644,006	47,172,881	49,948,589
Share of profit or loss of associates and joint ventures	1,300,263	46,306	115,329	(616,665)
Income tax expense (benefit)	1,691,083	60,224	230,346	(1,129,877)
Impairment loss of non-financial assets			118,134	46,225
Acquisition of intangible assets	2,009,031	71,547	2,443,593	838,675
Cash payments for the principal portion of the lease liability	726,626	$ 25,877	633,488
Segment assets	366,454,101		366,261,693		$ 13,050,360
Segment liabilities	143,314,539		163,347,778		$ 5,103,794
Operating segments [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	176,820,914		148,201,641	151,252,571
Segment net income (loss), net of tax	28,170,047		5,714,316	2,085,522
Acquisition of property, plant and equipment	26,345,302		16,518,483	19,590,075
Depreciation	46,163,693		47,172,881	49,948,589
Share of profit or loss of associates and joint ventures	7,657,587		733,044	(1,225,231)
Income tax expense (benefit)	745,767		(393,130)	(458,653)
Impairment loss of non-financial assets			118,134	46,225
Acquisition of intangible assets	2,009,031		2,443,593
Cash payments for the principal portion of the lease liability	726,626		633,488
Segment assets	377,579,555		370,114,132
Segment liabilities	141,743,793		163,113,848
Operating segments [member] | Wafer fabrication [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	176,810,702		148,123,306	151,023,932
Segment net income (loss), net of tax	27,109,258		6,156,681	2,688,331
Acquisition of property, plant and equipment	26,345,302		16,518,483	19,589,770
Depreciation	46,111,203		47,038,876	49,777,242
Share of profit or loss of associates and joint ventures	7,657,587		733,044	(1,201,986)
Income tax expense (benefit)	744,985		(414,104)	(456,058)
Impairment loss of non-financial assets			33,160	46,225
Acquisition of intangible assets	2,009,031		2,443,593
Cash payments for the principal portion of the lease liability	712,676		614,845
Segment assets	377,504,731		369,189,983
Segment liabilities	141,731,629		161,955,970
Operating segments [member] | New business [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	10,212		78,335	228,639
Segment net income (loss), net of tax	1,060,789		(442,365)	(602,809)
Acquisition of property, plant and equipment				305
Depreciation	52,490		134,005	171,347
Share of profit or loss of associates and joint ventures				(23,245)
Income tax expense (benefit)	782		20,974	(2,595)
Impairment loss of non-financial assets			84,974
Cash payments for the principal portion of the lease liability	13,950		18,643
Segment assets	74,824		924,149
Segment liabilities	12,164		1,157,878
Adjustment and elimination [member]
Disclosure of Operating Segments [Line Items]
Segment net income (loss), net of tax	(7,318,380)		(1,138,066)	1,162,275
Share of profit or loss of associates and joint ventures	(6,357,324)		(617,715)	608,566
Income tax expense (benefit)	945,316		623,476	(671,224)
Segment assets	(11,125,454)		(3,852,439)
Segment liabilities	1,570,746		$ 233,930
Intersegments [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	4,681			19,290
Intersegments [member] | New business [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	4,681			19,290
Intersegment Eliminations [member]
Disclosure of Operating Segments [Line Items]
Operating revenues	$ (4,681)			$ (19,290)